Income from Discontinued Operations, Net	12 Months Ended
Dec. 31, 2025
Income from Discontinued Operations, Net
Income from Discontinued Operations, Net
28.	Income from Discontinued Operations, Net

The operations of most of the Group’s former Other Businesses segment were discontinued on January 31, 2024, in connection with the Spin-off of the Company carried out on that date and the Company’s distribution of the related Spun-off Businesses to Ollamani. As a result, the Group’s consolidated statements of income for the years ended December 31, 2024 and 2023, present as income from discontinued operations, net, the results of operations of the Spun-off Businesses for the month ended January 31, 2024, and the year ended December 31, 2023 (see Notes 2 and 3).

The carrying amounts of the consolidated net assets distributed to Ollamani on January 31, 2024, in connection with the Company’s Spin-off carried out on that date, were as follows:

	January 31, 2024
ASSETS
Current assets:
Cash and cash equivalents	Ps.	696,916
Trade accounts and notes receivable, net		514,284
Other accounts, taxes receivable and notes receivable, net		925,632
Inventories		130,645
Other current assets		587,439
Total current assets		2,854,916
Non-current assets:
Property and equipment, net		4,057,271
Right-of-use assets, net		982,190
Intangible assets, net		583,885
Deferred income tax assets		1,619,305
Other assets		15,466
Total non-current assets		7,258,117
Total assets		10,113,033

LIABILITIES
Current liabilities:
Current portion of lease liabilities		99,376
Trade accounts payable and accrued expenses		821,530
Customer deposits and advances		26,496
Income taxes payable		218,003
Employee benefits		182,394
Other current liabilities		47,320
Total current liabilities		1,395,119
Non-currents liabilities:
Lease liabilities, net of current portion		1,017,781
Post-employment benefits		55,000
Other non-current liabilities		340,435
Total non-current liabilities		1,413,216
Total liabilities		2,808,335
Total net assets	Ps.	7,304,698

The Group’s consolidated net assets of the Spun-off Businesses as of January 31, 2024, decreased the Group’s equity attributable to stockholders of the Company in the amount of Ps.7,304,698, as of that date (see Notes 17 and 18).

Income from discontinued operations, net, for the month ended January 31, 2024 and the year ended December 31, 2023, is presented as follows:

	2024		2023
Net income from discontinued operations	Ps.	56,816	Ps.	628,116
Gain on disposition of discontinued operations, net		—		—
Income from discontinued operations, net	Ps.	56,816	Ps.	628,116

Gain on disposition of discontinued operations, net, for the month ended January 31, 2024 and the year ended December 31, 2023, is presented as follows:

	2024		2023
Gain on disposition of discontinued operations before income taxes	Ps.	70,644	Ps.	945,727
Income taxes		13,828		317,611
Gain on disposition of discontinued operations, net	Ps.	56,816	Ps.	628,116

Income from discontinued operations, net, for the month ended January 31, 2024 and the year ended December 31, 2023, is presented as follows:

	2024		2023
Revenues	Ps.	439,479	Ps.	6,183,398
Cost of revenues and operating expenses		375,677		5,397,390
Income before other income		63,802		786,008
Other (expense) income, net		(2,268)		20,460
Operating income		61,534		806,468
Finance income, net		9,110		139,259
Income before income taxes		70,644		945,727
Income taxes		(13,828)		(317,611)
Income from discontinued operations, net	Ps.	56,816	Ps.	628,116

Cash flows provided by (used in) discontinued operations for the month ended January 31, 2024 and the year ended December 31, 2023:

	2024		2023
Net cash (used in) provided by operating activities	Ps.	(170,212)	Ps.	791,780
Net cash provided by investing activities		14,955		647,555
Net cash used in financing activities		(304,418)		(215,965)
Net cash flows	Ps.	(459,675)	Ps.	1,223,370